ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2022
ADVANCES TO SUPPLIERS
Schedule of advances to suppliers

	December 31,	December 31,
	2022	2021
Forestry development program and partnerships	1,592,132	1,282,763
Advance to suppliers - others	108,146	59,564
	1,700,278	1,342,327

Current	108,146	59,564
Non-current	1,592,132	1,282,763